Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Adoption of accounting standards / Recent accounting pronouncements
Adoption of accounting standards
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (ASU 2014-09). Subsequently, the FASB also issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606), which adjusted the effective date of ASU 2014-09; ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), which amends the principal-versus-agent implementation guidance and illustrations in ASU 2014-09; ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, which clarifies identifying performance obligation and licensing implementation guidance and illustrations in ASU 2014-09; and ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, which addresses implementation issues and is intended to reduce the cost and complexity of applying the new revenue standard in ASU 2014-09 (collectively, the “Revenue ASUs”). The Revenue ASUs provide an accounting standard for a single comprehensive model for use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (the full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the modified retrospective method). Orion elected to apply the modified retrospective method. The new Revenue ASUs did not have a material impact on the Company's financial statements and were adopted on January 1, 2018.
In July 2015, the FASB issued Accounting Standard Update (“ASU”) No. 2015-11, Inventory (Topic 330). The amendment simplifies the subsequent measurement of inventory by replacing the lower of cost or market test with a lower of cost and net realizable value test. The guidance applies only to inventories for which cost is determined by methods other than last-in first-out (LIFO) and the retail inventory method (RIM). Entities that use LIFO or RIM will continue to use existing impairment models (e.g., entities using LIFO would apply the lower of cost or market test). The new standard is effective for fiscal years beginning after December 15, 2016, including interim periods within those years, and with early adoption permitted. Orion decided to early adopt the standard as of January 1, 2016 and the adoption did not have a material impact on the Company's financial statements.
In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. The amendments in ASU 2015-17 eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and non-current in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as non-current. This guidance is effective for fiscal years beginning after December 15, 2017, and interim periods within fiscal years beginning after December 15, 2018. Early adoption is permitted. The Company has decided to early adopt ASU 2015-17 as of January 1,2016 and the adoption did not have a material impact on the Company's financial statements.
In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in ASU 2016-01 address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. This guidance is effective for fiscal years beginning after December 15,2017, including interim periods within those fiscal years. The Company adopted the standard as of January 1, 2018 and the adoption did not have a material impact on the Company's financial statements.
In March 2016, the FASB issued ASU No. 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, that amends the accounting standard for stock compensation by simplifying several aspects of the accounting for employee share-based payment transactions, including the related accounting for income taxes, forfeitures, and the withholding of shares to satisfy the employer’s tax withholding requirements, as well as classification in the statements of cash flows. Management made the election to continue to account for forfeitures based on expected forfeitures. The new standard is effective for fiscal years beginning after December 15, 2016, including interim periods within those years, and with early adoption permitted. Orion early adopted the standard on January 1, 2016 and the adoption did not have a material impact on the Company's financial statements.
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The amendment in ASU 2016-15 addresses the classification of eight specific cash flow issues and their presentation within the Statement of Cash Flows. This guidance is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Company decided to early adopt ASU 2016-15 as of January 1, 2016 and the adoption did not have a material impact on the Company's financial statements.
In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfer of Assets Other Than Inventory. The amendments in ASU 2016-16 eliminates the current requirement to account for an advanced tax on intra-entity transfers of assets. Instead, the Company is required to only recognize an advanced tax on intra-entity transfers of inventories. For all other transfers of assets, the Company recognizes income tax expenses and potential deferred taxes. This guidance is effective for fiscal years beginning after December 15, 2017. Early adoption is permitted. The Company decided to early adopt ASU 2016-16 as of January 1, 2016. The adoption resulted in an effect of $472 thousand recognized in retained earnings.
In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in ASU 2016-18 require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The guidance is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Company decided to early adopt ASU 2016-18 as of January 1, 2016 and restricted cash is presented accordingly.
In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. The amendments in ASU 2017-01 provide a screen to determine when an integrated set of activities is not deemed to be a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This screen reduces the number of transactions that need to be further evaluated.This guidance is effective for fiscal years beginning after December 15, 2017. The Company adopted ASU 2017-01 as of January 1, 2018 and presented its business combination of fiscal year 2018 accordingly.
In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, that amends and simplifies the accounting standard for goodwill impairment. The new standard removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, limited to the total amount of goodwill allocated to that reporting unit. The new standard is effective for annual and any interim impairment tests for periods beginning after December 15, 2019, and early adoption is permitted for any impairment tests performed after January 1, 2017. The Company has decided to adopt ASU 2017-04 early as of January 1, 2018. The adoption had no impact on the Company's financial statements
In May 2017, the FASB issued ASU No. 2017-09, Compensation - Stock compensation (Topic 718). The amendments in this update provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting. This ASU will be effective for periods beginning after December 15, 2017. The Group adopted this update as of January 1, 2018. The adoption had no impact on the Company's financial statements.
In March 2017, the FASB issued ASU No. 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, that amends the requirements on the presentation of net periodic pension and post-retirement benefit cost. Before adoption, net benefit costs are reported as employee costs within operating income. The new standard requires the service cost component to be presented with other employee compensation costs. The other components will be reported separately outside of operations. The new standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those years, and early adoption is permitted as of the beginning of any annual period for which an entity’s financial statements (interim or annual) have not been issued. The Group adopted this update as of January 1, 2018. The impacts are presented in the statements of operations separately in particular as reclassification of actuarial losses from AOCI.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). Under the amendments in ASU 2016-02, lessees will be required to recognize (i) a lease liability, which is a lessees obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term for all leases (with the exception of short-term leases) at the commencement date. This guidance is effective for fiscal years beginning after December 15, 2018 including interim periods within those fiscal years. Early adoption is permitted. The Company will adopt ASU 2016-02 as of January 1, 2019 using the optional transition method that allows for a cumulative-effect adjustment in the period of adoption and will not restate prior periods. Orion plans to elect the practical expedients upon transition that will retain the lease classification and initial direct costs for any leases that exist prior to adoption of the standard. While the Company is currently finally evaluating the impact of adopting ASU 2016-02, based on the lease portfolio as of December 31, 2018, the Company anticipates recording additional lease assets and liabilities of approximately $32 million on its consolidated balance from 2019 onwards, with no material adoption impacts to its consolidated statements of operations. The ultimate impact of adopting ASU 2016-02 will be recognized in the Company's interim consolidated financial statements as of and for the period January 1, 2019. One asset currently recorded under build-to-suit accounting and its associated liability of $29 million will be de-recognized upon adoption of the standard and accounted for upon commencement of the lease.
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses. The new guidance requires the Company to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions and reasonable and supportable forecasts. The new standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those years, and early adoption is permitted for fiscal years beginning after December 15, 2018. The Company is currently evaluating the potential impact the adoption of this standard will have on its financial statements.
In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, that amends the hedge accounting recognition and presentation requirements under hedge accounting. The new standard will make more financial and non-financial hedging strategies eligible for hedge accounting, amends the presentation and disclosure requirements, and simplifies how companies assess effectiveness. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those years, and early adoption is permitted. The Company is currently evaluating the potential impact the adoption of this standard will have on its financial statements and whether additional hedging strategies would be available for the Company upon effectiveness.
In February 2018, the FASB issued ASU No. 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows for the elimination of the stranded income tax effects resulting from the enactment of the Tax Cuts and Jobs Act through a reclassification from accumulated other comprehensive income to retained earnings. The standard is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. The adoption of this guidance is not expected to have a significant impact on the Company's financial statements.
In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, that modifies the disclosure requirements for fair value measurements made in accordance with Topic 820, Fair Value Measurement, based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The new guidance removes requirements to disclose the amount of and reason for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and the valuation processes for Level 3 fair value measurements. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company is currently evaluating the potential impact the adoption of this standard will have on its financial statements.
In August 2018, the FASB issued ASU No 2018-14, Compensation - Retirement Benefits - Defined Benefit Plans - General (Subtopic 715-20): Disclosure Framework - Changes to the Disclosure Requirements for Defined Benefit Plans. The guidance changes the disclosure requirements for employers that sponsor defined benefit pension and/or other postretirement benefit plans. It eliminates requirements for certain disclosures that are no longer considered cost beneficial and requires new ones that the FASB considers pertinent. The guidance is effective for financial statements issued for fiscal years ending after December 15, 2020 for public business entities and fiscal years ending after December 15, 2021 for all other entities. Early adoption is permitted. Entities will apply the amendments retrospectively. The Company is currently evaluating the potential impact the adoption of this standard will have on its financial statements.

Principles of consolidation
Principles of consolidation
The consolidated financial statements include all subsidiaries indirectly or directly controlled by Orion. Entities are consolidated from the date the Orion Group obtains control, which generally is the acquisition date, and are deconsolidated when control is lost.
Control is achieved when the Orion Group is exposed, or has the right, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The Orion Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of these three elements of control.
The Orion Group consolidated financial statements are prepared in accordance with uniform accounting policies. Income and expenses, intercompany profits and losses, and receivables and liabilities between consolidated subsidiaries are eliminated.

Use of estimates
Use of estimates
The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reported period. Actual results could differ from those estimates.

Foreign currency translation
Foreign currency translation
Foreign currency transactions are measured at the exchange rate at the date of initial recognition. Any gains or losses resulting from the valuation of foreign currency monetary assets and liabilities using the currency exchange rates as at the reporting date are recognized in other expenses, net. Other operating income from currency translation amounted to $331k in 2018, $75k in 2017 and $1k in 2016. Other operating expenses from currency translation amounted to $74k in 2018, $16k in 2017 and $893k in 2016.
Currency exchange differences relating to financing activities are recognized in interest and other financial income and interest and other financial expense.
The assets and liabilities of foreign operations with functional currencies different from the presentation currency U.S. dollars are translated using closing rates as at the reporting date. Income and expense items are translated at average monthly exchange rates for the respective period. The translation of equity is performed using historical exchange rates. The overall foreign currency impact from translating the statement of financial position and income statement of all the foreign entities is recognized in accumulated other comprehensive income (loss) ("AOCI").

Revenue and income recognition / Cost of sales
Revenue and income recognition
OEC recognizes revenue when or as it satisfies a performance obligation by transferring a good or a service to a customer. Revenue is only recognized when control is transferred to the customer. The amount of consideration we receive and revenue we recognize is based upon the terms stated in the sales contract, which may contain variable consideration such as discounts or rebates. We also give our customers a limited right to return product that has been damaged, does not satisfy their specifications, or other specific reasons. Payment terms on product sales to our customers typically range from 30 to 90 days.  Although certain exceptions exist where standard payment terms are exceeded, these instances are infrequent and do not exceed one year.
Revenue is recognized according to the five-step model proscribed in ASC 606. Under the first step, the entity has to identify the contract entered with a customer granting the right to receive goods or service in exchange for consideration. The second step requires the identification of distinct performance obligations within a contract. The transaction price of the arrangement is defined in Step 3 of ASC 606. In addition to the contractual fixed price the entity has to take variable considerations into account. If the entity identified more than one separate performance obligation under step 2, it has to account for this contract as a multiple element arrangement resulting in an allocation of revenues to the obligations identified. If these conditions are satisfied, revenue from the sale of goods is recognized when control have been transferred to the buyer, either at a point in time, or over time.
The Group records a provision for warranty costs, based on historical trends of warranty costs incurred as a percentage of sales, which management has determined to be a reasonable estimate of the probable losses to be incurred for warranty claims in a period.
The Group derives substantial majority of revenues by selling carbon black to industrial customers for further processing. Revenue recognition and measurement is governed by the following principles. The amount of revenue, the transactions price, is contractually specified between the parties and is measured at the amount expected be received less value-added tax and any trade discounts and volume rebates granted. Discounts and volume rebates are accounted for as estimates of variable consideration and deducted from revenue.
With respect to the sale of goods, sales are recognized at the point in time control over the good transfers to the customer. The timing of the transfer of control varies depending on the individual terms of the sales agreement.
Shipping and handling costs incurred in connection with the satisfaction of performance obligations are accounted for as fulfillment activities rather than separate performance obligations.
Interest income is recognized using the effective interest method.
Cost of sales
Cost of Sales consists of the raw and packaging materials, direct manufacturing costs, depreciation, inspection costs, inbound freight cost and shipping, internal handling costs and other overhead expenses necessary to manufacture the products.

Selling and administrative expenses
Selling and administrative expenses

Selling and administrative expenses consist of salaries and other compensation benefits of sales and office personnel, general office expenses and other expenses not directly related to manufacturing operations.

Research and development costs	Research and development costs Research and development costs include salaries, equipment and material expenditures, and contractor fees and are expensed as incurred.
Income taxes
Income taxes
Current income tax receivables and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. They are calculated based on the tax rates and tax laws that are enacted on the reporting date.
Deferred tax assets and liabilities are determined based on the estimated future tax effects of differences between financial statement carrying amounts and the tax bases of existing assets and liabilities. Deferred tax assets are recognized to the extent that realization of those assets is considered to be more likely than not. They are measured using statutory tax rates that are expected to apply to taxable income in the jurisdictions and years when the asset is realized or the liability is settled, based on tax rates that are enacted at the reporting date. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
A valuation allowance is established for deferred taxes when it is more likely than not that all or a portion of the deferred tax assets will not be realized.
Orion records benefits for uncertain tax positions based on the assessment of whether the position is more likely than not to be sustained by taxing authorities. If the threshold is not met, no tax benefit of the uncertain tax position is recognized. If the threshold is met, the tax benefit that is recognized is the largest amount that is greater than 50% likely of being realized upon ultimate settlement. The analysis presumes the taxing authorities' full knowledge of the positions taken and all relevant facts, but does not consider the time value of money. The Company also accrues for interest and penalties on its uncertain tax positions and included such charges in its income tax provision in the Consolidated Statements of Operations.

Cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash
Cash and cash equivalents comprise bank balances, checks and cash on hand. They include all highly liquid investments with a maturity of three months or less at date of acquisition.
Restricted cash comprises cash which is not available for immediate use and may not be utilized for any purpose until a certain event or events take place. A designation for short-term or long-term restricted cash is made based on the expected time of release or distribution.

Accounts and notes receivables
Accounts and notes receivables
Trade receivables are recorded at the invoiced amount and generally do not bear interest. Orion monitors and evaluates collectibility of receivables on an ongoing basis and considers whether an allowance for doubtful accounts is necessary. Trade receivables in China may at certain times be settled with the receipt of bank issued non-interest bearing notes. These notes totaled RMB 38,962k ($35k) and RMB 67,679k ($63k) as of December 31, 2018 and 2017, respectively, and are included in accounts receivable in the Company's Consolidated Balance Sheets. Orion periodically sells a portion of these bank notes and other customer receivables at a discount and such sales are accounted for as asset sales. The Company does not have any continuing involvement with these notes or other customer receivables after the sale. The difference between proceeds from the sale and the carrying value of these assets is recognized as a loss on the sale of receivables and is included in Other expenses, net in the accompanying Consolidated Statements of Operations.

Financial instruments
Financial instruments
Orion’s financial instruments consist primarily of cash and cash equivalents, trade receivables, loans, miscellaneous financial assets, term loan, local bank loans, trade payables and derivative instruments. The carrying values of Orion’s financial instruments approximate fair value with the exception of variable rate long-term debt, which is recorded at amortized cost. The fair values of the Company’s financial instruments are based on quoted market prices, if such prices are available. In situations where quoted market prices are not available, the Company relies on valuation models to derive fair value. Such valuation takes into account the ability of the financial counterparty to perform and the Company’s own credit risk.
The Group uses derivative financial instruments primarily for purposes of hedging the exposures to fluctuations in foreign currency exchange rates, which exist as part of its ongoing business operations. Orion does not enter into derivative contracts for speculative purposes, nor does it hold or issue any derivative contracts for trading purposes. All derivatives are recognized on the Consolidated Balance Sheets at fair value. Where the Group has a legal right to offset derivative settlements under a master netting agreement with a counterparty, derivatives with that counterparty are presented on a net basis. The changes in the fair value of derivatives are recorded in either earnings or AOCI, depending on whether or not the instrument is designated as part of a hedge transaction and, if designated as part of a hedge transaction, the type of hedge transaction. The gains or losses on derivative instruments reported in AOCI are reclassified to earnings in the period in which earnings are affected by the underlying hedged item. The ineffective portion of all hedges is recognized in earnings during the period in which the ineffectiveness occurs.
In accordance with Orion’s risk management strategy, the Company may enter into certain derivative instruments that may not be designated as hedges for hedge accounting purposes. Although these derivatives are not designated as hedges, the Company believes that such instruments are closely correlated with the underlying exposure, thus managing the associated risk. The Company records in earnings the gains or losses from changes in the fair value of derivative instruments that are not designated as hedges. Cash movements associated with these instruments are presented in the Consolidated Statements of Cash Flows as Cash Flows from Operating Activities because the derivatives are designed to mitigate risk to the Company’s cash flow from operations. The cash flows related to the principal amount of outstanding debt instruments are presented in the Cash Flows from Financing Activities section of the Consolidated Statements of Cash Flows.

Concentrations of credit risk
Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents, accounts receivable, derivative instruments and undrawn amounts under the Revolving Credit Facility.

Cash and Cash Equivalents

Cash and cash equivalents are defined as cash on hand, demand deposits with financial institutions, and short-term liquid investments with an initial maturity date of less than three months. Our cash in demand deposit accounts may exceed federally insured limits and could be negatively impacted if the underlying financial institutions fail or are subject to other adverse conditions in the financial markets. Credit risk is mitigated as we place the cash mainly with our defined core banks which are major financial institutions enjoying investment grade long-term credit ratings. To date, we have experienced no loss or diminished access to cash in our demand deposit accounts.

Accounts receivable

Our trade accounts receivable are subject to concentrations of credit risk with customers primarily in our Rubber Carbon Black segment. During 2018, sales to our ten largest customers within our Rubber Carbon Black segment accounted for approximately 64.0% of total consolidated segment revenues. Sales to our ten largest customers within our Specialty Carbon Black segment accounted for approximately 39.4% of total consolidated segment revenues (alternatively, our top ten customers of the Group represent 49% of total Group sales volume). A default in payment, a material reduction in purchases from these or any other large customers, or the loss of a large customer or customer groups could have a material adverse impact on our financial condition, results of operations and liquidity. In addition, trade receivables are subject to concentrations of credit risk with customers of specific industries which can be affected by a downturn in the economy. We estimate the receivables for which we do not expect full collection based on historical collection rates and ongoing evaluations of the creditworthiness of our customers. An allowance is recorded in our consolidated financial statements for these estimated amounts. The concentration of customer credit risks is mitigated by the size and diversity of the customer base as well as its geographic dispersion. Moreover we have a professional credit management system in place. A comprehensive internal limit system is used to analyze and monitor customer credit risk on an ongoing basis. Export orders are subjected to an additional political risk (country risk) analysis, producing an overall risk made up of political and economic risks. Deliveries to customers based in countries with high risk are generally covered by letters of credit or a credit insurance. As part of the credit analysis, maximum limits are set for each customer. To this end, the Company uses ratings of international rating agencies and its own internal credit checks.

Derivative instruments

By using derivative instruments, Orion is subject to credit risk. If a counterparty fails to fulfill its performance obligations under a derivative contract, Orion’s credit risk will equal the fair value of the derivative. Generally, when the fair value of a derivative contract is positive, the counterparty owes Orion, thus creating a payment risk for Orion. The Company minimizes counterparty credit (or repayment) risk by entering into transactions with major financial institutions enjoying investment grade long-term credit ratings. No significant concentration of credit risk existed as of December 31, 2018.

Undrawn amounts under the Revolving Credit Facility

The Group has a €175m syndicated Revolving Credit Facility, originally dated July 25, 2024, in place to cover short-term Working Capital requirements. The Revolving Credit Facility syndicate is comprised of ten national and international banks. Currently a major part of the Revolving Credit Facility is still undrawn. If a Revolving Credit Facility lender fails to fulfill its performance obligations (especially with respect to making funds available) under the credit agreement, Orion’s credit risk comprises a potential cash shortage/refinancing risk amounting to the respective bank's commitment amount. With regard to the allocation of the total Revolving Credit Facility amount of €175m to the ten major financial institutions (highest single commitment is €24m), all with investment grade long-term credit ratings, there is no significant concentration of credit risk as of December 31, 2018.

Inventories
Inventories
Inventories are stated at the lower of cost or net realizable value ("NRV"). The cost of inventories (raw materials, consumables and supplies) that have a similar nature or use is assigned by using the weighted average cost method. Amounts are removed from inventory using the average cost.
Inventory is reviewed for both potential obsolescence and potential declines in net realizable value periodically. In this review, assumptions are made about the future demand for, and market value of, the inventory and based on these assumptions the amount of any obsolete, slow moving, or overvalued inventory is estimated. Orion writes down the value of these inventories by an amount equal to the difference between the cost of the inventory and its estimated net realizable value.

Investments
Investments
The Company has an investment in DGW (Kommanditgesellschaft Deutsche Gasrußwerke GmbH & Co) and DGW GmbH (Kommanditgesellschaft Deutsche Gasrußwerke GmbH & Co) that is determined to not be a Variable Interest Entity and is accounted for using the equity method. The equity method is used to account for investments in affiliates in which the Group has the ability to exert significant influence over the affiliates’ operating and financial policies.

Intangible assets and goodwill
Intangible assets and goodwill
The Group records tangible and intangible assets acquired and liabilities assumed in business combinations under the acquisition method of accounting. Amounts paid for an acquisition are allocated to the assets acquired and liabilities assumed based on their fair values at the date of acquisition. The determination of the fair value of intangible assets requires the use of significant judgment with regard to assumptions used in the valuation model. The Company estimates the fair value of identifiable acquisition-related intangible assets principally based on projections of cash flows that will arise from these assets. The projected cash flows are discounted to determine the fair value of the assets at the dates of acquisition. Acquisition-related costs are expensed as incurred and included in other expenses, net.
When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.
Any contingent consideration to be transferred by the acquirer is recognized at fair value at the acquisition date.
Goodwill is comprised of the purchase price of business acquisitions in excess of the fair value assigned to the net tangible and identifiable intangible assets acquired (being the excess of the aggregate of i) the consideration transferred, ii) the amount recognized for non-controlling interest and iii) any previous interest held over the net assets acquired, over the fair value of the identifiable assets acquired and liabilities assumed).
At the date of acquisition the goodwill is allocated to those reporting units that are expected to benefit from the synergies of the combination even if no other assets or liabilities of the acquiree are assigned to that reporting unit.
Intangible assets acquired separately are recognized initially at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition.
Intangible assets with finite useful lives, which are comprised of trademarks, customer relationships and developed technologies, are amortized over their estimated useful lives and, if events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, tested for impairment, see below in this note under “Impairment test“. Intangible assets with indefinite useful lives are not amortized, but are tested for impairment at least once a year. The useful lives of intangible assets are also re-assessed once a year.
Technology and patents (including capitalized development costs), trademarks and other intangible assets are amortized straight line over a useful life of 15 years. Other intangible assets are amortized straight line over a useful life of 3 to 10 years.
Customer relationships acquired in business combinations in 2011 from Evonik and in 2018 SN2A are amortized over their useful life. The useful life is estimated on the basis of contractual arrangements and historical values and is approximately 8 and 15 years, respectively. The amortization amount is based on the economic life and the probability of continuing the customer relationship in the form of a churn rate.
Impairment of Long-lived Assets and other intangible assets with finite useful lives
The Group assesses long-lived assets such as property, plant and equipment and other intangible assets with finite useful lives for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset, an asset group or reporting units (“RU's”) may not be recoverable.
Long-lived assets to be held and used are assessed for possible impairment by comparing their carrying values with their associated undiscounted, future net cash flows. Events that can trigger assessments for possible impairments include significant decreases in the market value of an asset, significant change in the extent or manner of use of or a physical change in an asset, and a more-likely-than-not expectation that a long-lived asset or asset group will be sold or otherwise disposed of significantly sooner than the end of its previously estimated useful life.
To test for impairment of assets, Orion generally uses a probability-weighted estimate of the future undiscounted net cash flows of the related assets over their remaining lives to determine if the value of the asset is recoverable. Long-lived assets are grouped with other assets and liabilities at the lowest level for which independent identifiable cash flows are determinable.
An asset impairment is recognized when the carrying value of the asset is not recoverable based on the analysis described above, in which case the asset is written down to its fair value. Any write-downs are treated as permanent reductions in the carrying amount of the assets.
If the asset does not have a readily determinable market value, a discounted cash flow model may be used to determine the fair value of the asset. In circumstances when an asset does not have separate identifiable cash flows, an impairment charge is recorded when the Company no longer intends to use the asset. An impairment loss may not be reversed if the fair value of the impaired asset or asset group increases subsequently.
Impairment of goodwill
Goodwill represents the excess of the purchase price over the net amount of identifiable assets acquired and liabilities assumed in a business combination measured at fair value. Goodwill is not amortized, but instead tested for impairment annually in the fourth quarter based on September 30 actual results, as well as whenever there are events or changes in circumstances (triggering events) which suggest that the carrying amount exceeds the fair value.
Impairment of goodwill is tested at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment (referred to as a component). A component of an operating segment is required to be identified as a reporting unit if the component is a business for which discrete financial information is available and segment management regularly reviews its operating results. At the date of the annual impairment test Orion had two reporting units to which the goodwill was allocated. Goodwill impairment test was performed at the level of the two reporting units, RU’s, “Rubber” and “Specialty” representing the two operating segments. These two reporting units were defined as Orion has the possibility to switch capacities as well as products between its various locations.
Goodwill impairment is recorded only after performing a qualitative impairment test indicates a potential impairment. If the carrying amount of the reporting units to which the goodwill is allocated exceeds the reporting unit's fair value an impairment loss is recorded. An impairment loss is the excess of the reporting units carrying amount over its fair value.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation of property, plant and equipment is calculated using the straight-line method over the expected useful lives of the related assets. The depreciable lives for Buildings, Plant and machinery and Furniture, fixtures and office equipment are between 5 and 50 years, 3 and 25 years, and 3 and 25 years, respectively. The cost and accumulated depreciation for property, plant and equipment sold, retired, or otherwise disposed of are removed from the Consolidated Balance Sheets and resulting gains or losses are included in other expenses, net in the Consolidated Statements of Operations.
Expenditures for repairs and maintenance are charged to expenses as incurred. Expenditures for major renewals and betterments, which significantly extend the useful lives of the existing property, plant and equipment, are capitalized and depreciated.

Leases
Leases
A lease is an agreement whereby the lessor conveys to the lessee in return for a payment or series of payments the right to use an asset for an agreed period of time. Leases are either capital leases or operating leases. The Group mainly acts as a lessee in operating leases.
Operating leases are all leases that do not qualify as capital leases (leases where, in accordance with the contractual terms, the lessee substantially bears all the risks and rewards of ownership of the asset). Those leases are not capitalized, but lease payments are presented as expense in the Group's Statements of Operations. Capital leases are recorded as assets by discounting the minimum future lease payments while this discounted minimum obligation is recorded as the associated lease liability. If conditions are met certain lease assets are recorded as asset-under-construction during the construction phase (“build-to-suit accounting”).

Asset retirement obligations
Asset retirement obligations

Orion estimates incremental costs for special handling, removal and disposal of materials that may or will give rise to conditional asset retirement obligations (“ARO”) and then discounts the expected costs back to the current year using a credit adjusted risk free rate. Orion recognizes ARO liabilities and costs when the timing and/or settlement can be reasonably estimated.

Pension provisions
Pension provisions
Pension provisions are measured in accordance with the projected unit credit method (Topic ASC 715). The Company recognizes the total actuarial gains or losses recored in accumulated other comprehensive income exceeding 10% of the defined benefit obligation in the following year through profit and loss separately from its income from operations.
Defined contribution obligations arise from commitments and state pension schemes (statutory pension insurance). The Group accounts for its contributions to a defined contribution plan on an accrual basis. An asset or liability may result from advance payments or payments due, respectively, to a defined contribution fund.

Stock-based compensation
Stock-based compensation
Orion recognizes stock-based compensation cost measured at the grant date based on the fair value of the award, and recognizes these costs as expense over the service period, which generally represents the vesting period, includes an estimate of the awards that will be forfeited and also includes an estimate of awards that expect to vest based on the anticipated achievement of performance conditions. Fair value of awards is determined by using a Monte-Carlo simulation.
Awards can be classified as either equity- or liability-settled dependent on the Company's obligation to the counterparty and the intended settlement method. The overarching principle focuses on whether an equity relationship is created through the award. Orion classified its awards as equity settled.
When the terms of an equity-settled award are modified, the minimum expense recognized is the expense had the terms not been modified, if those original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based compensation transaction, or is otherwise beneficial to the employee as measured at the date of modification. Any modifications are accounted for as a new award, which might result in a lower amount of compensation cost than the grant date fair value of the original award or a greater amount of compensation costs than the sum of the grant date fair value of the original award plus the incremental fair value.

Environmental provisions
Environmental provisions

Environmental provisions are distinct obligations that arise from the improper operation of an asset and obligations from the normal operation of an asset (asset retirement). Environmental obligations are recognized when there is a legal obligation to restore a site, the damage has already occurred, it is likely that restorations will be incurred and the costs can be reasonably estimated. Changes in environmental legislation are not taken into account until they are enacted. When a single liability amount cannot be reasonably estimated, but a range can be reasonably estimated, the amount that reflects the best estimate is accrued within that range or as for other provisions the low end of the range if no estimate within the range is better. Environmental provisions are usually recognized immediately in profit or loss.

Restructuring expenses
Restructuring expenses
A restructuring is a program that is planned and controlled by management and materially changes either the scope of a business or the manner in which the business is conducted.
Orion accounts for a provision for restructuring costs when there is a formal plan and the details of the restructuring have been communicated to those affected by the plan. Costs are allocated to the following cost types; termination benefits, costs to terminate a contract and costs to close or consolidate facilities or to relocate employees. The different cost types contain separate recognition criteria.
A provision for costs associated with an exit or disposal activity shall be measured initially and recored at its fair value in the period in which the liability is incurred.